Document and Entity Information	Dec. 30, 2024
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2024
Entity Registrant Name	Exchange Traded Concepts Trust
Entity Central Index Key	0001452937
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 23, 2024
Document Effective Date	Dec. 30, 2024
Prospectus Date	Dec. 30, 2024
EMQQ The Emerging Markets Internet ETF | EMQQ The Emerging Markets Internet ETF
Prospectus:
Trading Symbol	EMQQ
FMQQ The Next Frontier Internet ETF | FMQQ The Next Frontier Internet ETF
Prospectus:
Trading Symbol	FMQQ
INQQ The India Internet ETF | INQQ The India Internet ETF
Prospectus:
Trading Symbol	INQQ
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Vesper U.S. Large Cap Short-Term Reversal Strategy ETF
Prospectus:
Trading Symbol	UTRN